Fair value option - Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Assets of consolidated investment management funds:
Trading assets	$ 10,058	$ 9,908
Other assets	1,261	971
Liabilities of consolidated investment management funds:
Other liabilities	195	221
Investment Management funds
Assets of consolidated investment management funds:
Trading assets	510	203
Other assets	16	6
Total assets	526	209
Liabilities of consolidated investment management funds:
Other liabilities	1	1
Total liabilities	$ 1	$ 1